Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
The components of our income tax provision were as follows:

(millions)	2019	2018	2017
Current tax provision
Federal	$1,104.7	$673.1	$680.9
State	27.3	21.5	12.8
Deferred tax expense (benefit)
Federal	45.3	(145.9)	(149.4)
State	3.0	(6.1)	(3.5)
Total income tax provision	$1,180.3	$542.6	$540.8

The provision for income taxes in the accompanying consolidated statements of comprehensive income differed from the statutory rate as follows:

(millions)	2019		2018		2017
Income before income taxes	$5,160.3		$3,163.6		$2,138.9
Tax at statutory federal rate	$1,083.7	21%	$664.4	21%	$748.6	35%
Tax effect of:
Reversal of prior year tax credits	163.2	3	0	0	0	0
Tax credits[1]	(43.9)	(1)	(76.3)	(2)	(52.4)	(2)
Stock-based compensation	(25.9)	(1)	(25.1)	(1)	(25.1)	(1)
Tax-deductible dividends	(14.6)	0	(14.6)	(1)	(9.7)	0
Dividends received deduction[2,3]	(10.4)	0	(9.7)	0	(20.7)	(1)
Exempt interest income[3]	(3.6)	0	(5.9)	0	(16.9)	(1)
Net deferred tax liability revaluation[4]	0	0	0	0	(99.5)	(5)
Nondeductible compensation expense[5]	8.1	0	(0.2)	0	10.1	0
State income taxes, net of federal taxes	24.0	1	12.2	0	6.0	0
Other items, net	(0.3)	0	(2.2)	0	0.4	0
Total income tax provision	$1,180.3	23%	$542.6	17%	$540.8	25%

[1] Includes $38.1 million, $71.0 million, and $48.7 million for 2019, 2018, and 2017, respectively, of benefits on investments in federal renewable energy tax credit funds.
[2] 2019 and 2018 amounts reflect a dividends received deduction percentage of 50% under the 2017 Tax Act. In 2017, the deduction percentage was 70%.
[3] 2019 and 2018 amounts reflect a proration percentage of 25% for such income attributable to investments held by our insurance companies. In 2017, the proration percentage was 15%.
[4] Pursuant to the 2017 Tax Act.
[5] Decrease in 2018 reflects our updated interpretation regarding compensation that qualifies for deduction under the 2017 Tax Act based on additional guidance issued. See further discussion below.
In late December 2018 and during the first two months of 2019, we learned of allegations of potential fraudulent conduct by the sponsor of three tax credit fund investments we made from 2016 through 2018, including information about ongoing federal investigations. Based on our investigations and other information that became available to us, we concluded the sponsor had committed fraud through these tax credit funds and that all the tax credits and other tax benefits related to those investments were not valid. As a result, during 2019, we increased our provision for income taxes by $163.2 million ($252.0 million current income taxes payable, offset by $88.8 million reduction of deferred tax liability), principally reflecting the total reversal of the tax credits and other tax benefits previously recognized from certain renewable energy investments, plus interest. In addition, we paid $100.0 million related to the 2018 tax year, which reduced net taxes payable, and made protective deposits of $152.1 million for tax years 2017 and 2016. The protective deposits are included in other assets on our consolidated balance sheets. As of early 2020, the principals of the sponsor and various other individuals have pleaded guilty to federal criminal charges relating to the fraudulent tax credit funds.

On December 22, 2017, legislation commonly known as the Tax Cuts and Jobs Act of 2017 (the “2017 Tax Act”) was signed into law. One of the provisions of the 2017 Tax Act reduced the corporate federal income tax rate from
35% to 21% effective January 1, 2018. Pursuant to current accounting guidance, all deferred tax assets and liabilities at December 31, 2017, were revalued to recognize the tax rate that is expected to apply when the tax effects are ultimately recognized in future periods. The impact of revaluing the deferred tax assets and liabilities from 35% to 21% was a net reduction to income tax expense of $99.5 million in 2017, as disclosed in the table above.

As of December 31, 2018, we updated our accounting for the tax effects of the enactment of the 2017 Tax Act, which we were not able to fully complete at December 31, 2017, with regards to the following:

•
We reversed $3.9 million of the $4.5 million provisional tax amount that we recorded in 2017 related to deductibility of compensation expense for certain covered executives due to uncertainty surrounding the appropriate tax treatment of outstanding performance-based awards at that time. The IRS issued additional guidance during 2018 that clarified the treatment of these awards. We also recorded a benefit of $0.3 million in 2018 related to compensation expense for time-based awards granted to the chief financial officer that we had treated as nondeductible at December 31, 2017. The benefit of both of these amounts is reflected in the nondeductible compensation expense line item in the table above for the 2018 year.

•
We recorded an increase to the deferred tax asset for loss and loss adjustment expense reserves of $67.1 million and an offsetting deferred tax liability in the same amount for the transition adjustment, which is recognized over an 8-year period as required by the 2017 Tax Act. At December 31, 2017, we did not record any amounts related to the changes in loss reserve discounting required by the 2017 Tax Act since the IRS had not yet published new discount factors based on loss payment patterns and interest rates determined under the 2017 Tax Act and we were unable to make a reasonable estimate. The IRS published the new discount factors in 2018, which allowed us to compute the adjustments. The impact of these amounts are reflected in the 2018 deferred tax assets and liabilities in the table below.

Deferred income taxes reflect the effect for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. The following table shows the components of the net deferred tax asset (liability) at December 31, 2019 and 2018, respectively.

(millions)	2019	2018
Federal deferred tax assets:
Unearned premiums reserve	$498.2	$439.9
Non-deductible accruals	181.8	169.3
Loss and loss adjustment expense reserves	153.3	134.6
Operating lease liabilities	42.3	0
Net unrealized losses on fixed-maturity securities	0	28.2
Hedges on forecasted transactions	4.4	4.6
Other	15.3	16.2
Federal deferred tax liabilities:
Net holding period gains on equity securities	(472.2)	(316.8)
Deferred acquisition costs	(221.9)	(199.8)
Property and equipment	(108.6)	(85.7)
Net unrealized gains on fixed-maturity securities	(96.5)	0
Loss and loss adjustment expense reserve transition adjustment	(47.2)	(58.5)
Operating lease assets	(42.3)	0
Intangible assets	(38.9)	(52.2)
Investment basis differences	(1.1)	(43.3)
Prepaid expenses	(4.8)	(4.7)
Other	(8.3)	(8.9)
Net federal deferred tax asset (liability)	(146.5)	22.9
Net state deferred tax asset	14.0	20.3
Net deferred tax asset (liability)	$(132.5)	$43.2
Although realization of the deferred tax assets is not assured, management believes that it is more likely than not that the deferred tax assets will be realized based on our expectation that we will be able to fully utilize the deductions that are ultimately recognized for tax purposes and, therefore, no valuation allowance was needed at December 31, 2019 or 2018.
At December 31, 2019 and 2018, we had $195.5 million and $16.8 million, respectively, of net taxes payable (included in other liabilities on the consolidated balance sheets). The increase in 2019 primarily results from the reversal of the tax credits benefits for 2017 and 2016.
The Progressive Corporation and its subsidiaries file a consolidated federal income tax return. Effective April 2018, we acquired additional shares of ARX to increase our ownership above 80%. As a result, ARX and its subsidiaries were first included in The Progressive Corporation consolidated federal income tax return for the period from April 2018 to December 31, 2018. ARX filed a final consolidated federal income tax return with its subsidiaries for the period from January to March 2018.
The Progressive Corporation and its eligible subsidiaries participated in the Compliance Assurance Program (CAP) from 2007 through 2018. Under CAP, the IRS begins its examination process for the tax year before the tax return is filed, by examining significant transactions and events as they occur; however, a CAP examination does not include equity investments in pass-through entities in which the taxpayer owns less than 100% (e.g., partnerships, joint ventures, etc.). The goal of the CAP program is to expedite the exam process and to reduce the level of uncertainty regarding a taxpayer’s tax filing positions.
All federal income tax years prior to 2016 are closed to examination for The Progressive Corporation. The IRS CAP exams for 2016-2018 for The Progressive Corporation have been completed and the returns were accepted as filed. We consider these years to be effectively settled (other than with respect to equity investments in pass-through entities). The 2019 tax year remains open to examination.
For the tax year ended March 2018, and for 2017 and prior years, ARX and its eligible subsidiaries filed their own consolidated federal income tax returns. All tax years prior to 2016 are closed and the 2016, 2017, and short 2018 tax years remain open to examination.
The statute of limitations for state income tax purposes generally remains open for three to four years from the return filing date, depending upon the jurisdiction. There has been no significant state income tax audit activity.
We recognize interest and penalties, if any, as a component of income tax expense. For the years ended December 31, 2019, 2018, and 2017, $9.9 million, $0, and $0.2 million, respectively, of interest and penalties expense has been recorded in the tax provision. We have not recorded any unrecognized tax benefits, or any related interest and penalties, as of December 31, 2019 and 2018.